PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statement of Comprehensive Loss (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed statements of comprehensive loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Parent Company
Condensed statements of comprehensive loss
Other comprehensive (loss) income, tax	0	0
Foreign currency translation adjustments, tax	¥ 0	¥ 0